                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:      (a)

     or fiscal year ending:  12/31/99    (b)

Is this a transition report?:  (Y/N)                                         N


Is this an amendment to a previous filing?  (Y/N)                            N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:       AUSA Life Insurance Company, Inc.
                               Separate Account B

     B. File Number:           811-6298

     C. Telephone Number:      (502) 560-3009

2.   A. Street: 666 Fifth Avenue
     B. City: New York   C. State: New York      D. Zip Code: 10103  Zip Ext:
     E. Foreign Country:    Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)              N

4.   Is this the last filing on this form by Registrant? (Y/N)               N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)         N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/99                              If filing more than one
File number 811-6298                                    Page 47, "X" box:   [ ]


UNIT INVESTMENT TRUSTS


111. A.  [/] Depositor Name: AUSA Life Insurance Company, Inc.

     B.  [/] File Number (If any):

     C.  [/] City: New York   State: New York   Zip Code: 10103   Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

111. A.  [/] Depositor Name:

     B.  [/] File Number (If any):

     C.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

112. A.  [/] Sponsor Name:

     B.  [/] File Number (If any):

     C.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

112. A.  [/] Sponsor Name:

     B.  [/] File Number (If any):

     C.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

For period ending 12/31/99                              If filing more than one
File number 811-6298                                    Page 48, "X" box: [ ]


113. A.  [/] Trustee Name:

     B.  [/] File Number (If any):

     C.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

113. A.  [/] Trustee Name:

     B.  [/] File Number (If any):

     C.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/]  Foreign Country:                        Foreign Postal Code:

114. A.  [/] Principal Underwriter Name:  Vanguard Marketing Corporation

     B.  [/] File Number:  8-21570

     C.  [/] City:  Malvern   State:  PA        Zip Code:  19355  Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

114. A.  [/] Principal Underwriter Name:

     B.  [/] File Number:  8-_________

     C.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

115. A.  [/] Independent Public Accountant Name:  Ernst & Young, LLP

     B.  [/] City:  Des Moines    State: IA     Zip Code:  50309  Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

115. A.  [/] Independent Public Accountant Name:

     B.  [/] City:            State:            Zip Code:      Zip Ext.:

         [/] Foreign Country:                         Foreign Postal Code:

For period ending 12/31/99                              If filing more than one
File number 811-6298                                    Page 49, "X" box:   [ ]

116. Family of investment companies information:
     A.  [/] Is Registrant part of a family of investment companies (Y/N)

     B.  [/] Identify the family in 10 letters:

             (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company?

     If answer is "Y" (Yes), are any of the following types of contracts funded By the Registrant?:

     B.  [/] Variable annuity contracts? (Y/N)

     C.  [/] Scheduled premium variable life contracts? (Y/N)

     D.  [/] Flexible premium variable life contracts? (Y/N)

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933                                2
                                                                                           ----------
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                                      0
                                                                                           ----------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                                                  $    0
                                                                                           ----------

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                                              2
                                                                                           ----------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                                              2
                                                                                           ----------


For period ending 12/31/99                             If filing more than one
File number 811-6298                                   Page 50, "X" box:   [ ]



123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                                           $50,517

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                                                 $

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                                     $

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
         Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
         subsequent series.) ($000's omitted)                                             $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                         Number of             Total Assets           Total Income
                                                         Series                  ($000's             Distributions
                                                         Investing               omitted)           ($000's omitted)
                                                        --------------       ----------------      -------------------
A.       U.S. Treasury direct issue                                          $                     $

B.       U.S. Government agency                                              $                     $

C.       State and municipal tax-free                                        $                     $

D.       Public utility debt                                                 $                     $

E.       Brokers or dealers debt or debt of
         broker's or dealer's parent                                         $                     $

F.       All other corporate intermed. & long-
         term debt                                                           $                     $

G.       All other corporate short-term debt                                 $                     $

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                                    $
I.       Investment company equity securities                                $                     $

J.       All other equity securities                          2              $340,225              $7,266

K.       Other securities                                                    $                     $

L.       Total assets of all series of registrant             2              $340,225              $7,266

For period ending 12/31/99                             If filing more than one
File number 811-6298                                   Page 51, "X" box:   [ ]



128.     [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

         [If answer is "N" (No), go to item 131.]

129.     [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (No), go to item 131.]

130      [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
              item 129 derived from insurance or guarantees?  (Y/N)

131.     Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                   $1,128

132.     [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

         811-__________             811-__________            811-__________    811-__________

     This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Louisville   State of:  Kentucky            Date:   February 22, 2000

Name of Registrant, Depositor, or Trustee: AUSA Life Insurance Company, Inc. Separate Account B


Witness: /s/  Michele A. Zabel             By:   /s/  Gregory E. Miller-Breetz
         --------------------------              ------------------------------
                                                 Assistant Secretary